Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Commission income	$ 2,581,636	$ 1,680,043	$ 7,096,213	$ 5,326,375	$ 7,297,146	$ 4,450,785
Total revenue	2,581,636	1,680,043	7,096,213	5,326,375		4,450,785
OPERATING EXPENSES
Commission expense	660,708	399,322	1,748,451	1,178,806		705,714
Salaries and wages	1,188,267	883,884	3,217,441	2,620,380		2,316,533
General and administrative expenses	755,130	1,116,907	2,961,881	3,320,779		3,638,896
Marketing and advertising	65,010	27,212	143,110	128,471		165,574
Depreciation and amortization	387,729	344,888	1,090,183	1,003,070		727,979
Total operating expenses	3,056,844	2,772,213	9,161,066	8,251,506		7,554,696
Loss from operations	(475,208)	(1,092,170)	(2,064,853)	(2,925,131)		(3,103,911)
Other expense, net	(120,025)	(139,397)	(421,192)	(424,647)		(391,570)
Gain on extinguishment of debt
Total non-operating expenses	(120,025)	(139,397)	(421,192)	(424,647)		(391,570)
Net loss	$ (595,233)	$ (1,231,567)	$ (2,486,045)	$ (3,349,778)	(3,681,389)	$ (3,495,481)
Basic and diluted loss per share	$ (0.05)	$ (0.30)	$ (0.25)	$ (0.80)		$ (1.21)
Weighted average number of shares outstanding	10,944,439	4,162,306	9,809,092	4,164,489		2,877,655
Previously Reported [Member]
REVENUE
Commission income					7,279,530
Total revenue					7,279,530
OPERATING EXPENSES
Commission expense					1,569,752
Salaries and wages					3,654,284
General and administrative expenses					4,205,797
Marketing and advertising					168,778
Depreciation and amortization					1,325,337
Total operating expenses					10,923,948
Loss from operations					(3,644,418)
Other expense, net					(563,287)
Gain on extinguishment of debt					508,700
Total non-operating expenses					(54,587)
Net loss					$ (3,699,005)
Basic and diluted loss per share					$ (0.88)
Weighted average number of shares outstanding					4,183,625